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1933 Act Rule 497(e)

1933 Act File No. 033-72416

1940 Act File No. 811-08200

February 7, 2012

FILED VIA EDGAR

Attn: Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Bridgeway Funds, Inc. Rule 497(e) filing SEC File Nos. 033-72416 and 811-08200

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects risk/return summary information in the Prospectus dated October 31, 2011, as filed pursuant to Rule 497(e) under the 1933 Act on January 23, 2012 (Accession Number: 0001450791-12-000012), relating to the Ultra-Small Company Fund, series of the Registrant.

Please direct questions or comments relating to this filing to me at the above referenced telephone number.

Very truly yours,

/s/ Prufesh R. Modhera
Prufesh R. Modhera